Income Taxes - Summary of Reconciliation of Income Tax Provision to Amount Computed by Applying Statutory Income Tax Rate to Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit before income taxes	$ 3,003	$ 3,143	$ 2,974
Applicable tax rate	34.94%	34.61%	34.61%
Computed expected tax expense	$ 1,049	$ 1,088	$ 1,029
Tax effect due to non-taxable income for Indian tax purposes	(386)	(321)	(295)
Overseas taxes	102	109	112
Tax provision (reversals)	(25)	(253)	(23)
Effect of differential overseas tax rates		8	10
Effect of exempt non-operating income	(8)	(10)	(10)
Effect of unrecognized deferred tax assets	13	29	14
Effect of non-deductible expenses	50	9	4
Branch profit tax (net of credits)	4	(32)
Subsidiary dividend distribution tax		27
Others	4	3	(7)
Income tax expense	$ 803	$ 657	$ 834